Vanguard Asset Allocation Fund

Supplement to the Prospectus and Summary Prospectus Dated January 27, 2012

Reorganization of Vanguard Asset Allocation Fund into Vanguard Balanced Index Fund

At a meeting held on January 26, 2012, Vanguard Asset Allocation Fund shareholders approved an agreement and plan of reorganization (the Agreement) to reorganize Vanguard Asset Allocation Fund, a series of Vanguard Malvern Funds, into Vanguard Balanced Index Fund, a series of Vanguard Valley Forge Funds. The reorganization is expected to occur in the near future.

Under the Agreement, shareholders of the Asset Allocation Fund will receive new Investor Shares or Admiral™ Shares, as appropriate, of the Balanced Index Fund in exchange for their shares of the Asset Allocation Fund, and the Asset Allocation Fund will cease operations. It is anticipated that the reorganization will qualify as a tax-free reorganization for federal income tax purposes and that shareholders will not recognize any gain or loss in connection with the reorganization.

Closed to New Accounts

The Asset Allocation Fund is closed to new accounts and will stop accepting purchase requests from existing accounts shortly before the reorganization is scheduled to occur.

© 2012 The Vanguard Group, Inc. All rights reserved.
Vanguard Marketing Corporation, Distributor.	PS 78 012012

Vanguard Malvern Funds

Supplement to the Statement of Additional Information Dated January 27, 2012

Reorganization of Vanguard Asset Allocation Fund into Vanguard Balanced Index Fund

At a meeting held on January 26, 2012, Vanguard Asset Allocation Fund shareholders approved an agreement and plan of reorganization (the Agreement) to reorganize Vanguard Asset Allocation Fund, a series of Vanguard Malvern Funds, into Vanguard Balanced Index Fund, a series of Vanguard Valley Forge Funds. The reorganization is expected to occur in the near future.

Under the Agreement, shareholders of the Asset Allocation Fund will receive new Investor Shares or Admiral™ Shares, as appropriate, of the Balanced Index Fund in exchange for their shares of the Asset Allocation Fund, and the Asset Allocation Fund will cease operations. It is anticipated that the reorganization will qualify as a tax-free reorganization for federal income tax purposes and that shareholders will not recognize any gain or loss in connection with the reorganization.

Closed to New Accounts

The Asset Allocation Fund is closed to new accounts and will stop accepting purchase requests from existing accounts shortly before the reorganization is scheduled to occur.

© 2012 The Vanguard Group, Inc. All rights reserved.
Vanguard Marketing Corporation, Distributor.	SAI 078 012012